UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)  [  ] is a restatement
                                           [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller     Boulder, Colorado          February 8, 2006
      (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     $373,715  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

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                           FORM 13F INFORMATION TABLE

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   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
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
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   AIM SELECT REAL        SHS     00888R107    449        30,000     SH           DEFINED      1                   30,000
   ESTATE INCM
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   ANHEUSER BUSCH COS INC COM     035229103    20,763     483,300    SH           DEFINED      1                   483,300

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   APARTMENT INVT & MGMT  CL A    03748R101    4          100        SH           DEFINED      1                   100
   CO
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   ARCHSTONE SMITH TR     COM     039583109    3,142      75,000     SH           DEFINED      1                   75,000

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   AVALONBAY COMNTYS INC  COM     053484101    4,195      47,000     SH           DEFINED      1                   47,000

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   BERKSHIRE HATHAWAY INC CL A    084670108    91,279     1,030       SH           DEFINED      1                   1,030

   ---------------------------------------------------------------------------------------------------------------------------------
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   BERKSHIRE HATHAWAY INC CL B    084670207    32,584     11,100     SH           DEFINED      1                   11,100

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   BLACKROCK GLOBAL FLG   COM     091941104    34         2,000      SH           DEFINED      1                   2,000
   INC TR
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   BLAIR CORP             COM     092828102    1          30         SH           DEFINED      1                   30

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   BRISTOL MEYERS SQUIBB  COM     110122108    2,413      105,000    SH           DEFINED      1                   105,000
   CO
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   CATERPILLAR INC DEL    COM     149123101    4,622      80,000     SH           DEFINED      1                   80,000

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   CEDAR FAIR LP       DEPOSITORY 150185106    3          100        SH           DEFINED      1                   100
                          UNIT
   ---------------------------------------------------------------------------------------------------------------------------------
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   CITIGROUP INC          COM     172967101    14,237     293,360    SH           DEFINED      1                   293,360

   ---------------------------------------------------------------------------------------------------------------------------------
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   CITIGROUP INVTS LN FD  COM     17307C107    13         1,000      SH           DEFINED      1                   1,000
   INC
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   CORNERSTONE STRATEGIC  COM     21924B104    -          1          SH           DEFINED      1                   1
   VALUE
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   CORNERSTONE TOTAL      COM     21924U102    -          1          SH           DEFINED      1                   1
   RTRN FD IN
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   DIAGEO PLC             SPON    25243Q205    5,830      100,000    SH           DEFINED      1                   100,000
                          ADR NEW
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   DORAL FINL CORP        COM     25811P100    2,491      235,000    SH           DEFINED      1                   235,000

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   DUKE REALTY CORP       COM NEW 264411505    3          100        SH           DEFINED      1                   100

   ---------------------------------------------------------------------------------------------------------------------------------
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   EAGLE MATERIALS INC    COM     26969P108    122        1,000      SH           DEFINED      1                   1,000

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   EATON CORP             COM     278058102    13,485     201,000    SH           DEFINED      1                   201,000

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   EATON VANCE FLTING     COM     278279104    34         2,000      SH           DEFINED      1                   2,000
   RATE INC
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   EATON VANCE SR INCOME  SH BEN  27826S103    8          1,000      SH           DEFINED      1                   1,000
   TR                     INT
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   EQUITY OFFICE          COM     294741103    3          100        SH           DEFINED      1                   100
   PROPERTIES TR
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   FIDELITY NATIONAL      COM     316326107    3,624      98,500     SH           DEFINED      1                   98,500
   FINL INC
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   FIDELITY NATL TITLE    CL A    31620R105    420        17,237     SH           DEFINED      1                   17,237
   GROUP IN
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   FIRST AMER CORP CALIF  COM     318522307    7,248      160,000    SH           DEFINED      1                   160,000

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   FIRST INDUSTRIAL       COM     32054K103    17,364     451,000    SH           DEFINED      1                   451,000
   REALTY TRUST
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   FIRST TR FOUR CRNRS    COM SHS 33733Q107    527        31,300     SH           DEFINED      1                   31,300
   SR FLT R
   ---------------------------------------------------------------------------------------------------------------------------------
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   FIRST TR/FOUR CRNRS    COM     33733U108    1,022      61,000     SH           DEFINED      1                   61,000
   SR FLOAT
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   FLAHERTY & CRMN/CLYMR  COM SHS 338478100    11,555     598,700    SH           DEFINED      1                   598,700
   PFD SE
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   FLAHERTY & CRMRN       COM     338479108    3,775      197,000    SH           DEFINED      1                   197,000
   CLYMRE T R
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   FLOATING RATE INCM     COM     339735102    51         3,000      SH           DEFINED      1                   3,000
   STRT FD I
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   FLOATING RATE INCM     COM SHS 339736100    1,261      74,000     SH           DEFINED      1                   74,000
   STRTS FD
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   FOREST LABS INC        COM     345838106    4,882      120,000    SH           DEFINED      1                   120,000

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   GABELLI UTIL TR        COM     36240A101    1          125        SH           DEFINED      1                   125

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   HEALTH CARE PPTY INVS  COM     421915109    1,291      50,500     SH           DEFINED      1                   50,500
   INC
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   HEALTHCARE RLTY TR     COM     421946104    133        4,000      SH           DEFINED      1                   4,000

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   HOSPITALITY PPTYS TR   COM SH  44106M102    14,035     350,000    SH           DEFINED      1                   350,000
                          BEN INT
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   HRPT PPTYS TR          COM SH  40426W101    12,834     1,240,000  SH           DEFINED      1                   1,240,000
                          BEN INT
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   LIBERTY PPTY TR        SH BEN  531172104    943        22,000     SH           DEFINED      1                   22,000
                          INT
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   MACK CALI RLTY CORP    COM     554489104    151        3,500      SH           DEFINED      1                   3,500

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   MARSH & MCLENNAN CO    COM     571748102    7,146      225,000    SH           DEFINED      1                   225,000
   INC
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   MILLS CORP             COM     601148109    4          100        SH           DEFINED      1                   100

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   MORGAN STANLEY EMER    COM     61744H105    1          100        SH           DEFINED      1                   100
   MKT FD
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   NEW PLAN EXCEL RLTY TR COM     648053106    23         1,000      SH           DEFINED      1                   1,000

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   NUVEEN FLOATING RATE   COM     67072T108    1,360      108,000    SH           DEFINED      1                   108,000
   INCOME
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   PAN PACIFIC RETAIL     COM     69806L104    2,007      30,000     SH           DEFINED      1                   30,000
   PPTYS INC
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   PFIZER INC             COM     717081103    6,203      266,000    SH           DEFINED      1                   266,000

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   PRENTISS PPTYS TR      SH BEN  740706106    2,302      56,600     SH           DEFINED      1                   56,600
                          INT
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   REGENCY CTRS CORP      COM     758849103    3,242      55,000     SH           DEFINED      1                   55,000

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   SARA LEE CORP          COM     803111103    1,134      60,000     SH           DEFINED      1                   60,000

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   SCUDDER RREEF REAL     COM     81119R108    461        30,000     SH           DEFINED      1                   30,000
   EST FD II
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   SIMON PPTY GROUP INC   COM     828806109    2          29         SH           DEFINED      1                   29
   NEW
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   SIMON PPTY GROUP INC   PFD     828806802    2          30         SH           DEFINED      1                   30
   NEW                    CONV I
                          6%
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   SUN COMMUNITIES INC    COM     866674104    1,319      42,000     SH           DEFINED      1                   42,000

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   TANGER FACTORY OUTLET  COM     875465106    3          100        SH           DEFINED      1                   100
   CTRS
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   TAUBMAN CTRS INC       COM     876664103    174        5,000      SH           DEFINED      1                   5,000

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   TRIZEC PROPERTIES INC  COM     89687P107    252        11,000     SH           DEFINED      1                   11,000

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   WAL MART STORES INC    COM     931142103    24,102     515,000    SH           DEFINED      1                   515,000

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   WASHINGTON MUT INC     COM     939322103    19,294     443,549    SH           DEFINED      1                   443,549

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   WESCO FINL CORP        COM     950817106    193        500        SH           DEFINED      1                   500

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   YUM BRANDS INC         COM     988498101    27,659     590,000    SH           DEFINED      1                   590,000

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